Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 16,237	$ 16,103		$ 8,207
Restricted cash	20,810	20,894
Short-term investments	3,079	5,124
Short-term marketable securities		5,124		3,151
Trade receivables, net	36,307	39,509		30,222
Prepaid expenses	1,246	648		462
Other current assets	2,757	4,224		2,544
Total current assets	80,436	86,502		44,586
Property and equipment, net	3,888	3,393		2,341
Intangible assets, net	8,665	9,353		11,276
Goodwill	16,370	16,953		17,276
Deferred tax assets				357
Other long-term assets	2,082	1,203		1,297
Total Assets	111,441	117,404		77,133
Current liabilities:
Accounts payable	56,674	63,320		40,166
Debt for forward share purchase agreements	31,530	34,013
Notes payable	2,113	1,667
Notes payable due to related parties	13,115	9,411
Lines of credit	5,278	3,627
Deferred consideration for the acquisition				3,005
Deferred consideration for the acquisition due to related parties				3,245
Current portion of bank and other borrowings	5,925	7,564		4,686
Deferred revenue	1,538	1,397		1,500
Preference shares	1	683
Preference shares due to related parties	1	1,847
Payroll and payroll related accrued liabilities	2,929	1,038		1,020
Other current liabilities	2,023	1,379		1,009
Total current liabilities	121,127	125,946		54,631
Long-term portion of bank and other borrowings	20,621	16,134		9,125
Long-term portion of notes payable due to related parties	3,750	7,500
Long-term portion of employee benefit obligation	1,341	1,398		1,147
Long-term portion of preference shares				495
Long-term portion of preference shares due to related parties				1,339
Deferred consideration for the acquisitions				1,553
Deferred consideration for the acquisitions due to related parties				1,150
Deferred tax liabilities	1,638	2,045		2,476
Other long-term liabilities	4,599	3,155		291
Total Liabilities	153,076	156,178		72,207
Commitments and contingencies
Stockholders’ equity (deficit):
Preferred stock, par value of $0.0001 per share; 1,000,000 shares authorized; no shares issued or outstanding
Common stock, value	2	2	[1]	1	[1]
Additional paid-in capital	11,190	2,143	[1]	10,186	[1]
Treasury stock, at cost; 235,169 and 0 shares as of March 31, 2020 and December 31, 2019, respectively	(2,587)
Accumulated other comprehensive income (loss)	(424)	74		31
Accumulated deficit	(49,816)	(40,993)		(5,292)
Total stockholders’ equity (deficit)	(41,635)	(38,774)		4,926
Total liabilities and stockholders’ equity (deficit)	$ 111,441	117,404		$ 77,133
Previously Reported
Current liabilities:
Debt for forward share purchase agreements		34,059
Notes payable		1,716
Notes payable due to related parties		9,414
Current portion of bank and other borrowings		11,243
Other current liabilities		$ 1,229

[1]	Amounts as of December 31, 2018 differ from those published in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting for the Business Combination (as defined below in the notes). Specifically, the number of common shares outstanding during periods before the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the stock purchase agreement. Common stock and additional paid-in capital were adjusted accordingly.